UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05809

Nuveen Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Performance Plus Municipal Fund, Inc. (NPP)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.1% (0.1% of Total Investments)
	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A:
$ 1,435	5.625%, 2/01/22 – FGIC Insured	8/10 at 100.00	Caa3	$ 579,553
1,505	5.375%, 2/01/27 – FGIC Insured	8/10 at 100.00	Caa3	575,768
2,940	Total Alabama			1,155,321
	Alaska – 0.2% (0.1% of Total Investments)
2,465	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	1,593,943
	Series 2006A, 5.000%, 6/01/46
	Arizona – 1.3% (0.9% of Total Investments)
1,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 2002B, 5.250%, 7/01/22	7/12 at 100.00	AAA	1,094,160
	(Pre-refunded 7/01/12)
	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B:
5,365	5.750%, 7/01/15 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	5,683,520
5,055	5.750%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	5,310,834
11,420	Total Arizona			12,088,514
	Arkansas – 0.5% (0.4% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%,	5/13 at 100.00	N/R	3,806,850
	5/01/28 – ACA Insured
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	987,480
	Series 2005A, 5.000%, 2/01/35
6,080	Total Arkansas			4,794,330
	California – 16.6% (11.3% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	A–	2,856,525
	2004A, 0.000%, 10/01/25 – AMBAC Insured
11,000	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AAA	6,862,570
	Improvement Project, Series 1997C, 0.000%, 9/01/20 – AGM Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
4,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	4,435,640
3,175	5.375%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	3,486,150
3,365	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	3,254,325
	Health System/West, Series 2003A, 5.000%, 3/01/33
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37	4/16 at 100.00	A+	4,835,250
7,000	5.250%, 4/01/39	4/16 at 100.00	A+	6,978,860
2,380	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	2,344,562
	Institutes, Series 2001, 5.250%, 10/01/34
2,330	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa1	2,303,578
	2010A, 5.750%, 7/01/40 (WI/DD, Settling 8/11/10)
3,500	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	A3	3,419,360
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
5,000	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	4,974,350
6,435	California, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	A1	7,620,263
16,000	California, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	15,743,360
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AAA	4,163,000
	2006C, 0.000%, 8/01/32 – AGM Insured
7,240	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 56.01	AAA	2,473,329
	Election 2004 Series 2007C, 0.000%, 8/01/28 – AGM Insured
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	11,661,400
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	968,490
	Bonds, Series 2007A-1, 5.125%, 6/01/47
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BBB	6,069,900
	Bonds, Series 2007A-2, 0.000%, 6/01/37
5,000	Los Angeles Community College District, California, General Obligation Bonds, Series 2007C,	8/17 at 100.00	Aa1	5,130,600
	5.000%, 8/01/32 – FGIC Insured
5,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2003A,	7/12 at 100.00	AA	5,562,040
	5.125%, 7/01/40 – FGIC Insured
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B,	No Opt. Call	A	3,625,578
	6.500%, 11/01/39
1,000	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A,	12/10 at 100.00	AAA	1,126,280
	5.125%, 12/01/23 – AMBAC Insured (ETM)
13,450	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	15,417,735
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.200%, 8/01/17 – NPFG Insured
2,325	Palmdale Community Redevelopment Agency, California, Restructured Single Family Mortgage	No Opt. Call	AAA	3,015,479
	Revenue Bonds, Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax) (ETM)
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	AA–	2,423,213
	Tender Option Bond Trust 3504, 19.520%, 2/01/33 (IF)
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	A1	2,014,180
	International Airport, Second Series 2001, Issue 27B, 5.125%, 5/01/26 – FGIC Insured
3,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	A	421,710
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – NPFG Insured
2,875	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	2,628,526
	Bonds, Series 2005A-1, 4.750%, 6/01/23
12,380	Walnut Valley Unified School District, Los Angeles County, California, General Obligation	8/11 at 103.00	AA–	13,546,567
	Refunding Bonds, Series 1997A, 7.200%, 2/01/16 – NPFG Insured
159,085	Total California			149,362,820
	Colorado – 9.2% (6.2% of Total Investments)
5,240	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	5,701,120
	5.000%, 12/15/24 – AGM Insured
3,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/14 at 100.00	A	3,002,070
	Peak-to-Peak Charter School, Series 2004, 5.250%, 8/15/34 – SYNCORA GTY Insured
10,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	10,036,900
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
7,660	Colorado Health Facilities Authority, Revenue Refunding and Improvement Bonds, Boulder	10/10 at 100.00	A2	7,666,817
	Community Hospital, Series 1994B, 5.875%, 10/01/23 – NPFG Insured
5,860	Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic Health Initiatives,	9/11 at 100.00	AA (4)	6,171,752
	Series 2001, 5.250%, 9/01/21 (Pre-refunded 9/01/11)
4,500	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	A+	4,719,780
	5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)
20,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	N/R (4)	22,499,400
	Hotel, Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
12,855	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 –	No Opt. Call	A	6,818,035
	NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
16,200	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	3,628,800
33,120	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	6,856,171
18,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 3/01/36 –	No Opt. Call	A	3,142,410
	NPFG Insured
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	881,591
	12/15/22 – AGM Insured (UB)
1,330	University of Colorado Hospital Authority, Revenue Bonds, Series 1999A, 5.000%, 11/15/29 –	11/10 at 100.00	A3	1,291,443
	AMBAC Insured
139,020	Total Colorado			82,416,289
	District of Columbia – 1.0% (0.7% of Total Investments)
4,545	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	4,555,135
	Series 2001, 6.250%, 5/15/24
5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	A1	4,862,050
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
9,545	Total District of Columbia			9,417,185
	Florida – 7.1% (4.8% of Total Investments)
1,700	Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special	5/12 at 102.00	N/R	1,642,948
	Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured
	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Venice
	Homes Apartments, Series 2001A:
1,545	5.700%, 1/01/32 – AGM Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	1,551,767
1,805	5.800%, 1/01/36 – AGM Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	1,813,393
5,300	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	No Opt. Call	Aa1	6,035,322
	Group, Series 2003A, 5.250%, 11/15/14
1,995	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-11, 5.850%,	1/11 at 100.00	AAA	1,997,115
	1/01/22 – AGM Insured (Alternative Minimum Tax)
4,395	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-2, 4.950%,	1/16 at 100.00	AA+	4,419,700
	7/01/37 (Alternative Minimum Tax)
7,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	Aa3	7,374,850
	Series 2003A, 5.250%, 10/01/17 – NPFG Insured (Alternative Minimum Tax)
10,000	JEA, Florida, Electric System Revenue Bonds, Series 2006A, 5.000%, 10/01/41 – AGM Insured (UB)	4/15 at 100.00	AAA	10,199,400
10,750	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/10 at 100.00	BB+	10,749,893
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
2,570	Miami-Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds,	6/11 at 100.00	AAA	2,588,581
	Country Club Villas II Project, Series 2001-1A, 5.850%, 1/01/37 – AGM Insured (Alternative
	Minimum Tax)
3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A2	3,254,405
	5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	5,101,700
	2010A-1, 5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	2,566,025
	5.000%, 10/01/27 (WI/DD, Settling 8/05/10)
4,700	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	4,261,161
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
62,760	Total Florida			63,556,260
	Georgia – 0.9% (0.6% of Total Investments)
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	A1	5,677,900
	FGIC Insured
2,000	George L. Smith II World Congress Center Authority, Atlanta, Georgia, Revenue Refunding Bonds,	1/11 at 101.00	A	2,022,480
	Domed Stadium Project, Series 2000, 5.500%, 7/01/20 – NPFG Insured (Alternative Minimum Tax)
7,000	Total Georgia			7,700,380
	Idaho – 0.1% (0.0% of Total Investments)
260	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.200%,	1/11 at 100.00	Aa3	265,252
	7/01/14 (Alternative Minimum Tax)
275	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000G-2, 5.950%,	1/11 at 100.00	Aa2	288,494
	7/01/25 (Alternative Minimum Tax)
535	Total Idaho			553,746
	Illinois – 25.4% (17.2% of Total Investments)
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	6,776,300
	Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	6,341,200
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	Aa2	20,192,787
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	Aa2	19,370,696
9,240	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%, 1/01/29 – NPFG Insured	1/11 at 100.00	A	9,246,376
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	1,657,158
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
5,325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	5,626,022
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	6,211,360
15,285	0.000%, 11/01/19	No Opt. Call	AAA	11,317,931
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,569,600
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AAA	2,018,480
	8/15/47 – AGC Insured (UB)
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	5,590,646
	Trust 1137, 9.052%, 7/01/15 (IF)
3,000	Illinois Finance Authority, Revenue Bonds, MeMmorial Health System, Series 2009,	No Opt. Call	A+	3,026,520
	5.500%, 4/01/34
1,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34	7/14 at 100.00	Aa1	1,046,850
2,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB	2,074,220
	Centers, Series 2008A, 6.000%, 8/15/23
4,590	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	4,640,031
	Health System, Series 2003, 5.150%, 2/15/37
1,180	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	AA+	1,213,123
	5.750%, 7/01/29
3,610	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	AA+	3,716,134
	6.000%, 7/01/33
4,580	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center IX Inc., Series 2000,	8/10 at 102.00	Aaa	4,705,034
	6.250%, 8/20/35
1,895	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/10 at 100.50	BBB	1,907,469
	Centers, Series 1999, 5.250%, 8/15/15 (Mandatory put 4/01/08)
7,250	Kane, Kendall, LaSalle, and Will Counties, Illinois, Community College District 516, General	12/13 at 57.71	AA+	3,554,675
	Obligation Bonds, Series 2005E, 0.000%, 12/15/24 – FGIC Insured
6,000	McHenry County Conservation District, Illinois, General Obligation Bonds, Series 2001A,	2/11 at 100.00	Aaa	6,161,760
	5.625%, 2/01/21 (Pre-refunded 2/01/11) – FGIC Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	5,038,100
	Project, Series 2002A, 5.250%, 6/15/42 – NPFG Insured
10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AAA	14,427,555
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
9,400	0.000%, 12/15/18 – NPFG Insured	No Opt. Call	A	6,547,476
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	A	10,224,684
23,550	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	A	12,798,248
13,000	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	A	6,103,110
5,100	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	5,855,361
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured
5,180	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	A (4)	6,218,486
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured (ETM)
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	3,217,710
	Expansion Project, Series 2002B, 5.750%, 6/15/23 – NPFG Insured
2,685	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.000%, 2/01/30 (WI/DD, Settling	2/20 at 100.00	AAA	2,685,000
	8/11/10) – AGM Insured
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AAA	20,876,676
	Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured
495	Sherman, Illinois, GNMA Mortgage Revenue Refunding Bonds, Villa Vianney, Series 1999A,	10/10 at 101.00	AAA	505,261
	6.450%, 10/01/29
10,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa2	5,508,100
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
290,700	Total Illinois			227,970,139
	Indiana – 3.8% (2.6% of Total Investments)
2,465	Danville Multi-School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series	7/11 at 100.00	A	2,540,404
	2001, 5.250%, 7/15/18 – AMBAC Insured
3,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	2,712,900
	System, Series 2006, 5.250%, 8/01/36
750	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation	2/16 at 100.00	A+	767,498
	Group, Series 2006B, 5.000%, 2/15/23
1,900	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,153,251
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
4,320	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated	1/11 at 100.00	A (4)	4,334,126
	Group, Series 1997, 5.250%, 7/01/22 – MBIA Insured (ETM)
3,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB	2,987,370
	Indiana, Series 2007, 5.500%, 3/01/37
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A	1,907,040
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000:
1,285	5.375%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 100.00	AA+ (4)	1,307,346
6,715	5.375%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 100.00	AA+ (4)	6,831,774
3,105	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	Aaa	3,424,722
1,000	Marion County Convention and Recreational Facilities Authority, Indiana, Excise Taxes Lease	6/11 at 100.00	A	1,011,740
	Rental Revenue Refunding Senior Bonds, Series 2001A, 5.000%, 6/01/21 – NPFG Insured
2,395	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds,	7/15 at 100.00	AA+	2,444,720
	Series 2005, 4.375%, 7/15/26 – NPFG Insured
1,800	Sunman Dearborn High School Building Corporation, Indiana, First Mortgage Bonds, Series 2005,	1/15 at 100.00	AA+	1,903,680
	5.000%, 7/15/25 – NPFG Insured
33,735	Total Indiana			34,326,571
	Iowa – 2.3% (1.6% of Total Investments)
1,500	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,314,480
	5.500%, 7/01/21
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
5,000	5.375%, 6/01/38	6/15 at 100.00	BBB	3,586,250
4,440	5.500%, 6/01/42	6/15 at 100.00	BBB	3,185,522
5,400	5.625%, 6/01/46	6/15 at 100.00	BBB	3,907,062
4,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	3,640,005
	5.600%, 6/01/34
5,000	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	5,269,900
	2001B, 5.600%, 6/01/35 (Pre-refunded 6/01/11)
25,840	Total Iowa			20,903,219
	Kansas – 1.7% (1.2% of Total Investments)
3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/23 (UB)	3/14 at 100.00	AAA	4,162,178
5,790	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series	9/10 at 100.00	AA	5,796,195
	2000, 3.500%, 9/01/17
3,200	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Series 2001,	9/11 at 100.00	AAA	3,235,424
	4.000%, 9/01/21 – AGM Insured
3,730	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	N/R	2,044,152
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
16,510	Total Kansas			15,237,949
	Louisiana – 3.1% (2.1% of Total Investments)
540	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	10/10 at 100.50	Aaa	540,589
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1997B-1, 5.750%, 10/01/26
4,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/25 –	11/14 at 100.00	A1	4,282,800
	NPFG Insured
4,750	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A	4,802,535
	2004, 5.250%, 7/01/33 – NPFG Insured
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
9,100	5.500%, 5/15/30	5/11 at 101.00	BBB	9,161,425
9,305	5.875%, 5/15/39	5/11 at 101.00	BBB	9,170,636
27,695	Total Louisiana			27,957,985
	Maine – 0.6% (0.4% of Total Investments)
5,680	Portland, Maine, Airport Revenue Bonds, Series 2003A, 5.000%, 7/01/32 – AGM Insured	7/13 at 100.00	AAA	5,778,434
	Maryland – 1.7% (1.2% of Total Investments)
2,550	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	No Opt. Call	BBB–	2,655,035
	Hospital, Series 2008, 6.000%, 1/01/28
7,720	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	A2	7,892,928
	International Airport Passenger Facility, Series 2002B, 5.125%, 3/01/20 – AMBAC Insured
	(Alternative Minimum Tax)
4,380	Takoma Park, Maryland, Hospital Facilities Revenue Refunding and Improvement Bonds, Washington	No Opt. Call	AAA	4,655,765
	Adventist Hospital, Series 1995, 6.500%, 9/01/12 – AGM Insured (ETM)
14,650	Total Maryland			15,203,728
	Massachusetts – 4.4% (3.0% of Total Investments)
6,250	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A	6,465,688
	Lien Series 2010B, 5.000%, 1/01/37
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street
	Redevelopment, M/SRBC Project, Series 2002A:
4,000	5.125%, 8/01/28 – NPFG Insured	2/12 at 100.00	A	4,011,160
5,625	5.125%, 2/01/34 – NPFG Insured	2/12 at 100.00	A	5,545,631
8,730	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AAA	9,246,467
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	494,485
	Series 2008E-1 &2, 5.125%, 7/01/38
1,530	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Southcoast Health	1/11 at 100.00	A2	1,423,742
	System Obligated Group, Series 1998A, 4.750%, 7/01/27 – NPFG Insured
5,745	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/10 at 100.00	BBB	5,737,072
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
890	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.250%, 11/01/30	11/12 at 100.00	Aa1 (4)	982,694
	(Pre-refunded 11/01/12)
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
1,255	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	Aa1 (4)	1,392,234
3,745	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	Aa1 (4)	4,154,516
38,270	Total Massachusetts			39,453,689
	Michigan – 4.4% (3.0% of Total Investments)
5,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A1	4,922,750
	7/01/35 – NPFG Insured
1,430	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	Aa3	1,450,335
	5.000%, 10/15/24
70	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.000%,	10/11 at 100.00	A+ (4)	73,980
	10/15/24 (Pre-refunded 10/15/11)
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	Aa3	5,042,350
	5.000%, 10/15/29 – NPFG Insured
7,115	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	7,981,251
	System, Series 2003A, 5.500%, 3/01/16 (Pre-refunded 3/01/13)
3,070	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/10 at 101.00	A	3,075,280
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – NPFG Insured (Alternative
	Minimum Tax)
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	2,655,940
	Series 2008A, 6.875%, 6/01/42
2,500	Royal Oak Hospital Finance Authority, Michigan Hospital Revenue and Refunding Bonds, William	8/19 at 100.00	A1	2,681,200
	Beaumont Hospital Obligated Group, Series 2009W, 6.375%, 8/01/29
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,377,390
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
10,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport,	12/10 at 100.00	A	10,069,800
	Series 1998A, 5.375%, 12/01/16 – NPFG Insured (Alternative Minimum Tax)
38,385	Total Michigan			39,330,276
	Minnesota – 2.8% (1.9% of Total Investments)
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	A (4)	3,063,540
	Bonds, Series 2001C, 5.250%, 1/01/26 (Pre-refunded 1/01/11) – FGIC Insured
18,075	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	22,245,264
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured
21,075	Total Minnesota			25,308,804
	Mississippi – 1.4% (0.9% of Total Investments)
9,750	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/10 at 100.00	BBB	9,749,220
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,552,294
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
12,225	Total Mississippi			12,301,514
	Missouri – 1.6% (1.1% of Total Investments)
6,350	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B,	9/12 at 100.00	A+	6,781,991
	5.250%, 9/01/17 – FGIC Insured
1,845	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	1,994,832
	2003, 5.250%, 5/15/18
3,815	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AA– (4)	4,008,459
	Series 2001A, 5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured
2,000	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,023,800
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/32 –
	AGM Insured
14,010	Total Missouri			14,809,082
	Montana – 0.5% (0.4% of Total Investments)
335	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	12/10 at 100.00	AA+	340,943
	(Alternative Minimum Tax)
4,795	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds,	12/10 at 100.00	A2	4,585,890
	Subordinate Series 1998B, 5.500%, 12/01/31 (Alternative Minimum Tax)
5,130	Total Montana			4,926,833
	Nebraska – 0.1% (0.1% of Total Investments)
710	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2000E,	9/10 at 100.00	AAA	743,562
	5.850%, 9/01/20 (Alternative Minimum Tax)
	Nevada – 5.2% (3.5% of Total Investments)
10,900	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19	6/12 at 100.00	AA (4)	11,954,357
	(Pre-refunded 6/15/12) – NPFG Insured
24,195	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	24,256,213
	International Airport, Series 2010A, 5.250%, 7/01/42
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
3,500	0.000%, 1/01/21 – AMBAC Insured	No Opt. Call	N/R	461,545
2,780	0.000%, 1/01/28 – AMBAC Insured	No Opt. Call	N/R	241,971
6,980	5.375%, 1/01/40 – AMBAC Insured (5)	1/11 at 100.00	N/R	1,673,176
5,000	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	A	5,043,050
	5.250%, 7/01/31
2,500	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.164%,	7/17 at 100.00	AA+	2,845,200
	7/01/31 – BHAC Insured (IF)
55,855	Total Nevada			46,475,512
	New Hampshire – 1.8% (1.2% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	BBB+	5,120,950
	Issue, Series 2009A, 6.125%, 10/01/39
	New Hampshire Housing Finance Authority, FHLMC Multifamily Housing Remarketed Revenue Bonds,
	Countryside LP, Series 1994:
3,725	6.000%, 7/01/18 (Alternative Minimum Tax)	1/11 at 101.00	Aaa	3,766,981
6,945	6.100%, 7/01/24 (Alternative Minimum Tax)	1/11 at 101.00	Aaa	7,021,464
15,670	Total New Hampshire			15,909,395
	New Jersey – 7.3% (4.9% of Total Investments)
2,110	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	12/10 at 101.00	Aaa	2,137,768
	6.000%, 6/01/13 – NPFG Insured (Alternative Minimum Tax)
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C,	No Opt. Call	AAA	5,316,930
	5.500%, 12/15/18 – AGM Insured
9,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	10,565,350
	5.500%, 6/15/23 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
35,000	0.000%, 12/15/29 – AGM Insured	No Opt. Call	AAA	12,031,600
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	AA–	3,123,100
10,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/20 – AGM Insured (UB)	7/13 at 100.00	AAA	10,885,100
8,920	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	9,560,367
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
4,450	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	5,221,452
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Series 2000:
3,150	5.500%, 9/01/21 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 100.00	N/R (4)	3,164,396
3,335	5.500%, 9/01/22 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 100.00	N/R (4)	3,350,241
90,715	Total New Jersey			65,356,304
	New York – 4.4% (3.0% of Total Investments)
5,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	5,747,610
	Health, Series 2004, 5.050%, 2/15/25
1,740	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program,	1/11 at 100.00	N/R	1,741,931
	Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 – AMBAC Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, St. Barnabas Hospital, Series	8/10 at 100.00	N/R	1,522,995
	1997, 5.450%, 8/01/35 – AMBAC Insured
13,220	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	13,949,083
	5.500%, 11/15/26 – AGM Insured
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AAA	13,617,680
	4.500%, 11/15/32 – AGM Insured (UB)
3,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/10 at 100.00	A	3,000,690
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – NPFG Insured
	(Alternative Minimum Tax)
38,560	Total New York			39,579,989
	North Carolina – 1.7% (1.1% of Total Investments)
5,500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	5,602,685
	Bonds, Series 2008A, 5.000%, 1/15/39
4,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AAA	5,715,703
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	3,592,820
	Health System, Series 2009A, 5.000%, 6/01/42
13,900	Total North Carolina			14,911,208
	Ohio – 5.9% (4.0% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	10,291,300
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,660	5.125%, 6/01/24	6/17 at 100.00	BBB	4,746,250
5,640	5.875%, 6/01/30	6/17 at 100.00	BBB	4,452,554
4,875	5.750%, 6/01/34	6/17 at 100.00	BBB	3,648,548
3,045	6.000%, 6/01/42	6/17 at 100.00	BBB	2,258,872
14,830	5.875%, 6/01/47	6/17 at 100.00	BBB	10,510,763
5,150	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	BBB	3,360,015
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
6,720	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 – AGM Insured	1/11 at 100.00	AAA	6,723,360
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	3,752,711
	5.000%, 5/01/30
3,425	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	A1	3,656,564
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/19 – AMBAC Insured
62,995	Total Ohio			53,400,937
	Pennsylvania – 3.4% (2.3% of Total Investments)
1,250	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	No Opt. Call	Aa3	1,285,825
	Center Revenue Bonds, Series 2009A, 5.500%, 8/15/34
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue
	Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	AAA	1,966,469
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	AAA	1,860,156
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	AAA	1,763,814
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	AAA	1,579,425
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	AAA	2,030,055
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	AAA	1,245,804
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	AAA	1,304,760
2,800	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue	1/11 at 100.00	CC	1,757,644
	Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)
100	Pennsylvania Economic Development Financing Authority, Subordinate Resource Recovery Revenue	No Opt. Call	N/R	27,750
	Bonds, Northampton Generating Project, Series 1994C, 6.875%, 1/01/11 (Alternative Minimum Tax) (7)
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AAA	3,891,550
	6/01/33 – AGM Insured
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	11,934,825
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
43,525	Total Pennsylvania			30,648,077
	Puerto Rico – 3.1% (2.1% of Total Investments)
13,125	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	8,682,056
	2010A, 0.000%, 8/01/33
8,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	8,668,298
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
25,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Aa2	2,490,750
64,335	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	4,017,721
3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bonds	8/17 at 100.00	Aa2	3,893,400
	Trust 3101, 18.329%, 8/01/57 (IF)
114,835	Total Puerto Rico			27,752,225
	Rhode Island – 0.7% (0.5% of Total Investments)
2,000	Kent County Water Authority, Rhode Island, General Revenue Bonds, Series 2002A, 5.000%,	7/12 at 100.00	A	2,082,520
	7/15/23 – NPFG Insured
	Rhode Island Health and Educational Building Corporation, Revenue Refunding Bonds, Salve
	Regina University, Series 2002:
1,260	5.250%, 3/15/17 – RAAI Insured	3/12 at 101.00	N/R	1,296,301
1,080	5.250%, 3/15/18 – RAAI Insured	3/12 at 101.00	N/R	1,107,508
1,600	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	1,583,696
	Series 2002A, 6.125%, 6/01/32
5,940	Total Rhode Island			6,070,025
	South Carolina – 2.7% (1.9% of Total Investments)
2,625	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	A	2,749,268
	Series 2004A, 5.250%, 2/15/25 – NPFG Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A–	8,640,425
14,700	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A–	4,428,963
8,330	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB (4)	8,649,206
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/11)
52,610	Total South Carolina			24,467,862
	Tennessee – 1.4% (0.9% of Total Investments)
2,860	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	A (4)	2,885,082
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – MBIA Insured
600	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	9/10 at 101.00	A2	606,942
	6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)
6,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	N/R	6,909,720
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996,
	6.000%, 12/01/19 – AMBAC Insured
2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	3/13 at 100.00	N/R	1,856,020
	Wellmont Health System, Refunding Series 2006A, 5.440%, 9/01/32
11,460	Total Tennessee			12,257,764
	Texas – 7.2% (4.9% of Total Investments)
5,000	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006,	5/16 at 100.00	A1	5,060,650
	5.000%, 5/01/35 – NPFG Insured
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman	4/20 at 100.00	Baa2	2,526,075
	Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue
	Bonds, Series 2005:
4,000	5.000%, 1/01/35 – FGIC Insured	1/15 at 100.00	A	3,618,480
13,000	5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	A	11,651,510
1,275	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	A	1,217,306
	2001B, 5.250%, 11/15/40 – NPFG Insured
4,000	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003,	2/13 at 100.00	AA+	4,113,240
	5.000%, 2/15/27 – AMBAC Insured (UB)
3,885	Houston Independent School District, Public Facility Corporation, Harris County, Texas, Lease	No Opt. Call	AA	2,855,902
	Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured
1,600	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A,	7/18 at 100.00	AA–	1,721,536
	5.500%, 7/01/39
33,855	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 23.67	AAA	6,505,915
	Bonds, Series 2006, 0.000%, 8/15/40
19,300	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 24.20	AAA	3,251,278
	Bonds, Series 2008, 0.000%, 8/15/41
	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax
	School Building and Refunding Bonds, Series 1998:
4,930	0.000%, 8/15/20	8/10 at 57.84	AAA	2,855,604
3,705	0.000%, 8/15/22	8/10 at 51.54	AAA	1,907,927
3,480	Pearland, Texas, General Obligation Bonds, Series 2002, 5.000%, 3/01/27 (Pre-refunded 3/01/12) –	3/12 at 100.00	Aaa	3,734,458
	FGIC Insured
6,000	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	6,148,560
	Refunding Bonds, Series 2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	2,903,207
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
4,000	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series	3/13 at 100.00	AAA	4,295,680
	1999, 5.000%, 3/01/22 – AGM Insured
113,420	Total Texas			64,367,328
	Utah – 1.2% (0.8% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,078,960
1,645	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2002A-1, 5.300%, 7/01/18	1/12 at 100.00	AA–	1,680,121
	(Alternative Minimum Tax)
440	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000D-1, 6.050%, 7/01/14	1/11 at 100.00	AA–	448,584
	(Alternative Minimum Tax)
500	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class II, 6.150%,	1/11 at 100.00	AA	500,485
	1/01/27 (Alternative Minimum Tax)
540	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class III, 6.000%,	1/11 at 100.00	AA–	550,406
	1/01/15 (Alternative Minimum Tax)
680	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001A-2, 5.650%, 7/01/27	7/11 at 100.00	AA	685,352
	(Alternative Minimum Tax)
500	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001B-1, 5.750%, 7/01/19	1/11 at 100.00	Aaa	522,345
	(Alternative Minimum Tax)
3,000	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2002C, 5.250%,	10/12 at 100.00	N/R (4)	3,306,030
	10/01/28 (Pre-refunded 10/01/12) – AMBAC Insured
10,305	Total Utah			10,772,283
	Virgin Islands – 0.8% (0.5% of Total Investments)
4,700	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	BBB+	4,639,370
	10/01/33 – RAAI Insured
2,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	Baa3	2,533,600
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
7,200	Total Virgin Islands			7,172,970
	Virginia – 2.1% (1.4% of Total Investments)
10,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds,	10/26 at 100.00	AAA	7,839,825
	Series 2009C, 0.000%, 10/01/41 – AGC Insured
18,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	10,828,800
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
28,500	Total Virginia			18,668,625
	Washington – 4.9% (3.3% of Total Investments)
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA	5,579,772
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured
	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,
	Series 2004:
465	5.000%, 9/01/22 – FGIC Insured	9/14 at 100.00	A1	486,241
3,100	5.000%, 9/01/28 – FGIC Insured	9/14 at 100.00	A1	3,164,697
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aaa	5,596,550
	2003A, 5.500%, 7/01/16 (UB)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,079,640
	Research Center, Series 2009A, 6.000%, 1/01/33
10,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	9,598,600
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB)
5,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Kline Galland	1/11 at 100.50	N/R	5,009,450
	Center, Series 1999, 6.000%, 7/01/29 – RAAI Insured
12,000	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2001D, 5.250%, 1/01/26	1/11 at 100.00	AA+ (4)	12,254,160
	(Pre-refunded 1/01/11)
49,800	Total Washington			43,769,110
	West Virginia – 0.6% (0.4% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,071,400
	Series 2003L, 5.500%, 10/01/22
	Wisconsin – 2.2% (1.5% of Total Investments)
11,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	8/10 at 101.00	BBB+	11,648,353
	Series 1999, 6.250%, 2/15/29 – RAAI Insured
8,355	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series	9/14 at 100.00	AA	8,169,435
	2005C, 4.875%, 3/01/36 (Alternative Minimum Tax) (UB)
19,975	Total Wisconsin			19,817,788
$ 1,685,730	Total Investments (cost $1,276,915,345) – 147.4%			1,323,359,376
	Floating Rate Obligations – (4.7)%			(42,630,000)
	Other Assets Less Liabilities – 4.1%			36,820,049
	Auction Rate Preferred Shares, at Liquidation Value – (46.8)% (6)			(419,900,000)
	Net Assets Applicable to Common Shares – 100%			$ 897,649,425

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$1,323,359,376	$ —	$1,323,359,376

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $1,239,835,013.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 80,096,767
Depreciation	(39,197,038)
Net unrealized appreciation (depreciation) of investments	$ 40,899,729

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.7%.
(7)
Subsequent to the reporting period, the Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Performance Plus Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010